Inventories (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Provision for inventories write-down	¥ 2,789,113	¥ 3,407,308	¥ 11,589,111